RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Related Party Transaction [Line Items]
Accrued expenses	$ 48,194	$ 54,676
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Other receivables			$ 17
Trade payables	257
Accrued expenses	$ 725		$ 2,022